Group plc statement of changes in equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statements [Line Items]
Ordinary shares	£ 499	£ 499
Number of ordinary shares	9,968,127,681	9,968,127,681
Par value per share	£ 0.05	£ 0.05
Profit for the year	£ 2,032	£ 1,908
BT Group plc [Member]
Statements [Line Items]
Ordinary shares	£ 499	£ 499
Number of ordinary shares	9,968,127,681	9,968,127,681
Par value per share	£ 0.05	£ 0.05
Profit for the year	£ 61	£ 97
BT Group plc [Member] | Own Shares [Member]
Statements [Line Items]
Number of shares issued	38,627,352	49,758,963
Issue costs	£ 130	£ 225
Shares held at cost	59,249,666	21,993,165
Aggregate nominal value of shares held at cost	£ 1	£ 1